Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

Note 3—Stock-Based Compensation:

Total Stock-Based Compensation. Total stock-based compensation expense for the periods presented was as follows:

	Six Months Ended July 31
	2011	2010
	(in millions)
Stock options	$10	$11
Vesting stock awards	35	36
Performance-based stock awards	(2)	3

Total stock-based compensation expense	$43	$50

Stock Options. Stock options granted during the six months ended July 31, 2011 and 2010 have terms of seven years and five years, respectively, and a vesting period of four years, except for stock options granted to the Company's outside directors, which have a vesting period of one year.

The fair value of the Company's stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model. The weighted average grant-date fair value and assumptions used to determine the fair value of stock options granted for the periods presented were as follows:

	Six Months Ended July 31
	2011	2010
Weighted average grant-date fair value	$4.21	$3.96
Expected term (in years)	4.9	3.8
Expected volatility	23.4%	25.1%
Risk-free interest rate	2.2%	2.1%
Dividend yield	0%	0%

Stock option activity for the six months ended July 31, 2011 was as follows:

	Shares of stock under stock options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
	(in millions)		(in years)	(in millions)
Outstanding at January 31, 2011	25.0	$17.31	2.1	$11
Options granted	3.9	16.92
Options forfeited or expired	(2.0)	15.94
Options exercised	(4.4)	14.69		8

Outstanding at July 31, 2011	22.5	17.88	2.6	—

Exercisable at July 31, 2011	10.3	18.09	1.6	—

Vesting Stock Awards. Vesting stock award activity for the six months ended July 31, 2011 was as follows:

	Shares of stock under stock awards	Weighted average grant- date fair value
	(in millions)
Unvested stock awards at January 31, 2011	11.7	$18.03
Awards granted	5.6	16.91
Awards forfeited	(0.7)	17.81
Awards vested	(3.6)	17.93

Unvested stock awards at July 31, 2011	13.0	17.58

The fair value of vesting stock awards that vested during the six months ended July 31, 2011 and 2010 was $61 million and $53 million, respectively.

Performance-Based Stock Awards. Performance-based stock award activity for the six months ended July 31, 2011 was as follows:

	Expected number of shares of stock to be issued under performance- based stock awards	Weighted average grant- date fair value
	(in millions)
Outstanding at January 31, 2011	1.0	$17.89
Awards granted	0.5	16.92
Adjustments to expected number of shares of stock to be issued	(0.3)	18.33

Outstanding at July 31, 2011	1.2	17.32

Adjustments to the expected number of shares of stock to be issued are due to changes in the expected level of achievement of the performance goals over the life of the awards. As of July 31, 2011, there have been no vesting events for performance-based stock awards.

Note 11—Stock-Based Compensation:

Plan Summaries. At January 31, 2011, the Company had stock-based compensation awards outstanding under the following plans: the 2006 Equity Incentive Plan, the Management Stock Compensation Plan, the Stock Compensation Plan and the 2006 Employee Stock Purchase Plan (ESPP). SAIC issues new shares upon the issuance of stock awards or exercise of stock options under these plans.

The 2006 Equity Incentive Plan provides the Company's and its affiliates' employees, directors and consultants the opportunity to receive various types of stock-based compensation and cash awards. As of January 31, 2011, the Company has issued stock options, vested stock awards, restricted stock awards, performance-based awards and cash awards under this plan. The 2006 Equity Incentive Plan provides that in the event of the Company's merger with or into another corporation, a sale of substantially all of its assets or another change of control transaction as determined by the plan administrator, the successor entity may assume or substitute all outstanding awards. If the successor entity does not assume or substitute all outstanding awards, the vesting of all awards will accelerate and any repurchase rights on awards will terminate. If a successor entity assumes or substitutes all awards and a participant is involuntarily terminated by the successor entity for any reason other than death, disability or cause within 18 months following the change of control, all outstanding awards of the terminated participant will immediately vest and be exercisable for a period of six months following termination. In the event of a change of control, the vesting of all awards held by non-employee directors of the Company will accelerate. Stock awards granted under the plan generally vest or become exercisable 20%, 20%, 20%, and 40% after one, two, three and four years, respectively. As of January 31, 2011, 121 million shares of SAIC's stock were reserved for future issuance under the 2006 Equity Incentive Plan.

The Company has a Management Stock Compensation Plan and a Stock Compensation Plan, together referred to as the Stock Compensation Plans. The board of directors may at any time amend or terminate the Stock Compensation Plans. The Stock Compensation Plans provide for awards in share units to eligible employees. Benefits from these plans are payable in shares of SAIC's stock that are held in a trust for the purpose of funding benefit payments to the plans' participants. The fair value of the awards granted under the Stock Compensation Plans, which are vesting share unit awards, is based on the fair value of the award on the date of grant. Compensation expense is measured at grant date and generally recognized over the vesting period of four or seven years depending upon the initial date of grant. For awards granted prior to January 1, 2006, participants' interests in these share units vest on a seven year schedule at the rate of one-third at the end of each of the fifth, sixth and seventh years following the date of the award. Awards granted on or after January 1, 2006 vest 100% after four years following the date of the award. Upon a change in control of the Company (as defined by the Stock Compensation Plans), participant accounts will become fully vested and shares of SAIC stock held in the accounts will be immediately distributed. The Stock Compensation Plans do not provide for a maximum number of shares available for future issuance.

The Company has an ESPP which allows eligible employees to purchase shares of SAIC's stock at a discount of up to 15% of the fair market value on the date of purchase. During the three years ended January 31, 2011, the discount was 5% of the fair market value on the date of purchase thereby resulting in the ESPP being non-compensatory. As of January 31, 2011, 28 million shares of SAIC's stock were authorized and reserved for future issuance under the ESPP.

Stock-Based Compensation and Related Tax Benefits Recognized. Stock-based compensation and related tax benefits recognized under all plans were as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Stock-based compensation expense:
Stock options	$19	$30	$28
Vesting stock awards	75	69	62
Vested stock awards	1	1	1
Performance-based stock awards	5	3	—

Total stock-based compensation expense recorded in continuing operations	$100	$103	$91

Total stock-based compensation expense recorded in discontinued operations	$2	$3	$3

Tax benefits recognized from stock-based compensation	$40	$41	$37

Vested stock issued as settlement of annual bonus accruals	$4	$3	$3

Stock Options. Stock options may be granted with exercise prices no less than the fair value of SAIC's common stock on the date of grant and for terms not greater than ten years. All stock options granted under the 2006 Equity Incentive Plan have a term of five years and a vesting period of four years, except for stock options granted to the Company's outside directors, which have a vesting period of one year. Stock options were granted with exercise prices equal to fair value on the date of grant.

The fair value of the Company's stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model. The fair value of the Company's stock option awards is generally expensed on a straight-line basis over the vesting period of four years, except for stock options granted to the Company's outside directors in fiscal 2011, 2010 and 2009, which is recognized over the vesting period of one year. The expected term of all awards granted is derived from the Company's historical experience except for awards granted to the Company's outside directors in fiscal 2011, 2010 and 2009, for which the expected term of awards granted is derived utilizing the "simplified" method presented in SEC Staff Accounting Bulletin Nos. 107 and 110, "Share-Based Payment". Expected volatility is based on an average of the historical volatility of SAIC's stock and the implied volatility from traded options on SAIC's stock. The risk-free interest rate is based on the yield curve of a zero-coupon U.S. Treasury bond with a maturity equal to the expected term of the stock option on the date of grant. The Company uses historical data to estimate forfeitures.

The weighted average grant-date fair value and assumptions used to determine fair value of stock options granted for the three years ended January 31, 2011 were as follows:

	Year Ended January 31
	2011	2010	2009
Weighted average grant-date fair value	$3.96	$4.79	$4.52
Expected term (in years)	3.8	3.9	3.9
Expected volatility	25.1%	30.6%	26.2%
Risk-free interest rate	2.1%	1.5%	2.3%
Dividend yield	0%	0%	0%

Stock option activity for the three years ended January 31, 2011 was as follows:

	Shares of stock under stock options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
	(in millions)		(in years)	(in millions)
Outstanding at January 31, 2008	53.5	$13.41	2.1	$294
Options granted	6.1	18.78
Options forfeited or expired	(3.2)	13.27
Options exercised	(16.5)	11.38		132

Outstanding at January 31, 2009	39.9	15.08	2.1	186
Options granted	5.5	18.41
Options forfeited or expired	(3.0)	15.57
Options exercised	(10.8)	13.22		57

Outstanding at January 31, 2010	31.6	16.26	2.0	66
Options granted	5.3	17.43
Options forfeited or expired	(2.8)	16.14
Options exercised	(9.1)	14.08		36

Outstanding at January 31, 2011	25.0	17.31	2.1	11

Vested and expected to vest in the future as of January 31, 2011	23.6	17.28	2.0	11

The following table summarizes activity related to exercises of stock options for the three years ended January 31, 2011 as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Cash received from exercises of stock options	$6	$17	$31
Stock exchanged at fair value upon exercises of stock options	41	116	156
Tax benefits realized from exercises of stock options	17	24	54

A summary of the options outstanding as of January 31, 2011 was as follows:

Range of exercise prices	Stock options outstanding	Weighted average exercise price	Weighted average remaining contractual term	Stock options exercisable	Weighted average exercise price	Weighted average remaining contractual term
	(in millions)		(in years)	(in millions)		(in years)
$14.50 to $16.00	5.9	$14.73	0.2	5.9	$14.72	0.2
$16.01 to $17.50	4.7	17.42	4.2	—	—	—
$17.51 to $19.00	14.0	18.28	2.2	5.8	18.19	1.9
$19.01 to $21.00	0.4	20.11	2.2	0.2	20.08	2.2

	25.0	17.31	2.1	11.9	16.51	1.0

The aggregate intrinsic value for options exercisable at January 31, 2011 was $11 million.

As of January 31, 2011, there was $25 million of unrecognized compensation cost, net of estimated forfeitures, related to stock options, which is expected to be recognized over a weighted-average period of 2.3 years.

Vesting Stock Awards. Compensation expense is measured at the grant date fair value and generally recognized over the vesting period of four years, or seven years for certain stock awards granted under the Stock Compensation Plans.

Vesting stock award activity for the year ended January 31, 2011 was as follows:

	Shares of stock under stock awards	Weighted average grant- date fair value
	(in millions)
Unvested at January 31, 2010	12.1	$18.60
Awards granted	4.5	17.38
Awards forfeited	(1.3)	18.11
Awards vested	(3.6)	19.13

Unvested at January 31, 2011	11.7	18.03

As of January 31, 2011, there was $95 million of unrecognized compensation cost, net of estimated forfeitures, related to vesting stock awards, which is expected to be recognized over a weighted average period of 2.3 years. The fair value of vesting stock awards that vested in fiscal 2011, 2010 and 2009 was $64 million, $55 million and $50 million, respectively.

Performance-Based Stock Awards. During the years ended January 31, 2011 and 2010, the Company granted performance-based stock awards to certain officers and key employees of the Company under the 2006 Equity Incentive Plan. These awards vest at the end of a three-year performance period based upon the achievement of specific pre-established levels of performance. The number of shares that will ultimately be awarded can range from zero to 150% of the specified target awards based on the achievement of cumulative growth in diluted EPS from continuing operations and operating income margin, weighted equally, over a three fiscal year period. Compensation expense for performance-based stock awards is recognized over the three-year performance period based on the expected level of achievement that will be obtained.

Performance-based stock award activity for the year ended January 31, 2011 was as follows:

	Expected number of shares of stock to be issued under performance- based stock awards	Weighted average grant- date fair value
	(in millions)
Outstanding at January 31, 2010	0.6	$18.35
Awards granted	0.6	17.45
Awards forfeited	(0.2)	18.01

Outstanding at January 31, 2011	1.0	17.89

Increases or decreases in the expected number of shares to be issued may occur due to changes in the expected level of achievement of the performance goals over the life of the awards.

As of January 31, 2011, there was $8 million of unrecognized compensation cost, net of estimated forfeitures, related to performance-based stock awards granted under the 2006 Equity Incentive Plan, which is expected to be recognized over a weighted average period of 1.7 years. As of January 31, 2011, there have been no vesting events for performance-based stock awards under the 2006 Equity Incentive Plan.